    As filed with the Securities and Exchange Commission on February 16, 2000

                            Registration Nos. 33-21677,
                                              811-5547


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----

               Pre-Effective Amendment No.                            /   /
                                                                      ----

               Post-Effective Amendment No. 30                        / X /
                                                                      ----

          REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                         / X /
                                                                      ----

               Amendment No. 33                                       / X /
                                                                      ----

                           BARR ROSENBERG SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

    c/o AXA Rosenberg Investment Management LLC, Four Orinda Way, Building E,
                                Orinda, CA 94563
               (Address of Principal Executive Offices) (Zip code)

                                  925-254-6464
              (Registrant's Telephone Number, including Area Code)


           Name and address
           of agent for service:              Copies to:
           ---------------------              ----------
           Kenneth Reid                       J.B. Kittredge, Esq.
           AXA Rosenberg Investment           Ropes & Gray
              Management LLC                  One International Place
           Four Orinda Way                    Boston, MA 02110-2624
           Building E
           Orinda, CA 94563

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

/  /  Immediately upon filing pursuant to paragraph (b)    /  /  On (date)
pursuant to paragraph (b)

/  / 60 days after filing pursuant to paragraph (a)(1)     /  /  On (date)
pursuant to paragraph (a)(1)

/ X /  75 days after filing pursuant to (a)(2)             /  /  On (date)
pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


NOTE: THIS AMENDMENT RELATES SOLELY TO SHARES OF BENEFICIAL INTEREST IN THE AXA ROSENBERG EQUITY ENHANCED INDEX FUND, AXA ROSENBERG INTERNATIONAL EQUITY FUND AND AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND. INFORMATION CONTAINED IN THE TRUST'S REGISTRATION STATEMENT RELATING TO THE OTHER SERIES OF THE TRUST IS NEITHER AMENDED NOR SUPERSEDED HEREBY.

                           BARR ROSENBERG SERIES TRUST

                    AXA ROSENBERG EQUITY ENHANCED INDEX FUND
                     AXA ROSENBERG INTERNATIONAL EQUITY FUND
                    AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                         1-800-555-5737 (Institutional Shares)
                         1-800-447-3332 (Select Shares)

                                February 16, 2000

     Barr Rosenberg Series Trust is an open-end management investment company offering nine diversified portfolios with different investment objectives and strategies, including the AXA Rosenberg Equity Enhanced Index Fund, AXA Rosenberg International Equity Fund and AXA Rosenberg Global Market Neutral Fund. The other portfolios of the Trust, which are offered under separate prospectuses, are the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Barr Rosenberg Market Neutral Fund, Barr Rosenberg Double Alpha Market Fund and Barr Rosenberg Select Sectors Market Neutral Fund. Each Fund's investment adviser is AXA Rosenberg Investment Management LLC.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME SUCH REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                 TABLE OF CONTENTS



                                                                            PAGE

RISK/RETURN SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

     AXA ROSENBERG EQUITY ENHANCED INDEX FUND. . . . . . . . . . . . . . .   6
     AXA ROSENBERG INTERNATIONAL EQUITY FUND . . . . . . . . . . . . . . .   6
     AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND. . . . . . . . . . . . . . .   8

FEES AND EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

PRINCIPAL INVESTMENT STRATEGIES. . . . . . . . . . . . . . . . . . . . . .  14

PRINCIPAL RISKS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

CERTAIN INVESTMENT TECHINIQUES AND RELATED RISKS . . . . . . . . . . . . .  19

THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY. . . . . . . . . . . . . . . .  21

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . .  23

MULTIPLE CLASSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

PURCHASING SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31

IRA ACCOUNTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

EXCHANGING SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34

HOW THE TRUST PRICES SHARES OF THE FUNDS . . . . . . . . . . . . . . . . .  35

DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

                                RISK/RETURN SUMMARY

      The following is a summary of certain key information about the AXA Rosenberg Equity Enhanced Index Fund, AXA Rosenberg International Equity Fund and AXA Rosenberg Global Market Neutral Fund (each a "Series" or a "Fund" and, collectively, the "Series" or the "Funds"). You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary. This Summary identifies each Fund's investment objective, principal investment strategies and principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page 15. You can find more detailed descriptions of the Funds, including the risks associated with investing in the Funds, further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

Other important things for you to note:

-     You may lose money by investing in the Funds.

- An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- Except as described in the Investment Restrictions section in the Trust's Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

BARR ROSENBERG EQUITY ENHANCED INDEX FUND

INVESTMENT OBJECTIVE

      The Fund seeks to outperform the total return of the S&P 500 Composite Index (the "S&P 500") while maintaining a level of risk similar to that associated with the S&P 500 generally. The S&P 500 is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies and is widely regarded by investors as representative of the U.S. Stock Market.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

      The Fund seeks to achieve its investment objective by investing in S&P 500 companies that are domiciled in the United States and by overweighting its investments in S&P 500 stocks (relative to their weight in the S&P 500) that the Fund's investment adviser, AXA Rosenberg Investment Management LLC (the "Adviser"), believes will outperform the S&P 500 and underweighting (relative to their weight in the S&P 500 ) its investments in, or avoiding altogether, such stocks that the Adviser believes will underperform the S&P 500.

      The Adviser uses proprietary, quantitative investment computer models to determine which securities to buy and sell. Using these models, the Adviser employs a bottom-up approach based on factors such as a company's fair value, financial strength, earnings and price momentum, cash flow, book value and its competitive position within its industry.

      The Fund may also invest in stock index futures and repurchase agreements.

SUMMARY OF PRINCIPAL RISKS

      As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

- INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

- MANAGEMENT RISK. The success of the Fund's investment strategy depends upon the Adviser's skill in determining which securities to overweight, underweight or avoid altogether. Therefore, as with any actively managed investment portfolio, the Fund is subject to the risk that its investment adviser will make poor stock selections.


For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 15.

PERFORMANCE INFORMATION

The Fund does not have performance information for a full calendar year because it has not yet commenced operations.

AXA ROSENBERG INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

     The Fund seeks long-term growth of capital and a total return greater than that of the Morgan Stanley Capital International Europe Australia and Far East Index (the "MSCI-EAFE Index"). The MSCI-EAFE Index is an unmanaged weighted index composed of a sampling of companies representative of the market structure of Europe, Australia and the Far East.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

      The Fund invests in the common stocks of large foreign companies which the Adviser believes are undervalued by the market and generally sells such stocks when the Adviser believes have become overvalued by the market. Although the Fund invests primarily in the stocks of companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the stocks of companies which are not part of the MSCI-EAFE Index but which have characteristics similar to those of the MSCI-EAFE companies.

      In connection with the Far East component of its investment strategy, the Fund reserves the right to invest in shares of the Trust's Japan Series in addition to, or in lieu of, other investments in Japanese companies.

      The Adviser uses proprietary, quantitative investment computer models to determine which securities to buy and sell. Using these models, the Adviser employs a bottom-up approach based on factors such as a company's fair value, financial strength, earnings and price momentum, cash flow, book value and its competitive position within its industry. These models tend to produce a "value" style of management by favoring securities believed to be selling below a price that would accurately value the underlying company.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

- INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

- MANAGEMENT RISK. The success of the Fund's investment strategy depends upon the Adviser's skill in determining which securities to buy and which securities to sell. Therefore, as with any actively managed investment portfolio, the Fund is subject to the risk that its investment adviser will make poor stock selections.

- FOREIGN INVESTMENT RISK. As a result of its foreign investments, the Fund may experience more rapid and extreme changes in value than funds that invest solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

- CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.


For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 15.

PERFORMANCE INFORMATION

The Fund does not have performance information for a full calendar year because it has not yet commenced operations.

AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND

INVESTMENT OBJECTIVE

      The Fund seeks to increase the value of your investment in rising markets and in falling markets through strategies designed to maintain minimal net exposure to general equity market risk by investing primarily in common stocks that are traded principally in the markets of the United States, Japan and the United Kingdom. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

      The Fund seeks to achieve its investment objective by buying common stocks that the Adviser believes are undervalued and by "selling short" stocks that the Advisor believes are overvalued. The Fund seeks to have approximately equal dollar amounts invested in long and short positions.

      By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of and the risk associated with general stock market movements. Given this use of long and short positions, the Fund expects that its shares will increase in value if the securities in its long portfolio outperform the securities in its short portfolio. By contrast, the Fund expects that its shares will decline in value if the securities in its short portfolio outperform the securities in its long portfolio. The Fund's return is therefore designed to be independent of general movements in global equity markets. The Fund may enter into repurchase agreements.

      The Adviser uses proprietary, quantitative investment computer models to determine which securities to buy, sell and sell short. Using these models, the Adviser employs a bottom-up approach based on factors such as a company's fair value, financial strength, earnings and price momentum, cash flow, book value and its competitive position within its industry. These models tend to produce a "value" style of management by favoring securities believed to be selling below a price that would accurately value the underlying company.


SUMMARY OF PRINCIPAL RISKS

      As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

- INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of Fund shares still may increase or decrease depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

- MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that the Adviser will make poor stock selections. Because the investment adviser could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

- PORTFOLIO RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Fund's investment adviser will fail to construct a portfolio of long and short positions that has limited exposure to general global stock market movements, capitalization, or other risk factors.

- RISK OF SHORT SALES. When the Adviser believes that a security is overvalued relative to other securities in the fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

- FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). A Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

- CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

      For a more detailed description of these and other risks associated with an investment in The Fund, turn to page 15.

PERFORMANCE INFORMATION

      The Fund does not have performance information for a full calendar year because it has not yet commenced operations.

                                FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

AXA ROSENBERG EQUITY ENHANCED INDEX FUND

SHAREHOLDER FEES (paid directly from your investment):

------------------------------------------------------------------------------------------------------------------------
                                                    Institutional         Investor       A          B          C
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases    None                  None           3.00%*    None       0.75%
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                None                  None           None       5.00%**    0.75%***
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested   None                  None           None       None       None
Dividends
------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                      None                  None           None       None       None
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None                  None           None       None       None
------------------------------------------------------------------------------------------------------------------------

* Class A Shares may be sold at net asset value without payment of any sales charge to the following entities:
      (a) Pension and profit sharing plans, pension funds and other company-sponsored benefit plans; and
      (b) "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered an agreement with the Trust or the Distributor.
      There is no initial sales charge on purchases of Class A Shares in the amount of $__________ or more, but you may pay a ___% contingent deferred sales charge ("CDSC") if you redeem your shares within 1 year. The Adviser may pay the dealer or agent a fee of up to ___% of the dollar amount purchased.
** The contingent deferred sales charge (CDSC) for Class B Shares decreases by 1% annually to 1% in the fifth year and 0% in the sixth year of ownership. Class B Shares convert to Class A Shares approximately six years after purchase.
*** The CDSC for Class C Shares of 0.75% applies to shares redeemed within eighteen months of purchase.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------------------------
       CLASS OF SHARES              Institutional        Investor             A              B             C
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                         0.50%              0.50%            0.50%          0.50%         0.50%
--------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND
SHAREHOLDER SERVICE
(12b-1) FEES                            None               0.25%            0.50%          1.00%         1.00%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
OTHER                                     %                 %                   %              %          %
EXPENSES*
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                                  %                 %                   %              %          %
--------------------------------------------------------------------------------------------------------------
EXPENSE LIMITATION**
                                          %                 %                   %              %          %
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                            1.00%             1.25%               1.50%          2.00%      2.00%
--------------------------------------------------------------------------------------------------------------

----------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

**    The Adviser has undertaken to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) until further notice (and in any event at least until 3/31/01). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to the Adviser to the extent that from time to time through the next two fiscal years the repayment will not cause a Fund's expenses to exceed the limit, if any, agreed to by the Adviser at that time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------------------
FUND                  CLASS                               1 YEAR                         3 YEARS
------------------------------------------------------------------------------------------------------------------------
AXA                   Institutional                       $                              $
ROSENBERG            ---------------------------------------------------------------------------------------------------
EQUITY                Investor                            $                              $
ENHANCED             ---------------------------------------------------------------------------------------------------
INDEX FUND            A                                   $                              $
                     ---------------------------------------------------------------------------------------------------
                      B                                   $                              $
                     ---------------------------------------------------------------------------------------------------
                      C                                   $                              $
------------------------------------------------------------------------------------------------------------------------

AXA ROSENBERG INTERNATIONAL EQUITY FUND

SHAREHOLDER FEES (paid directly from your investment):

--------------------------------------------------------------------------------------------------------------
                                          Institutional         Investor       A          B          C
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)               None                  None           4.75%*    None       1.00%
Imposed on Purchases
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge             None                  None           None       5.00%**    1.00%***
(Load)
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)               None                  None           None       None       None
Imposed on Reinvested Dividends
--------------------------------------------------------------------------------------------------------------
Redemption Fee                            None                  None           None       None       None
--------------------------------------------------------------------------------------------------------------
Exchange Fee                              None                  None           None       None       None
--------------------------------------------------------------------------------------------------------------

---------------------

* Class A Shares may be sold at net asset value without payment of any sales charge to the following entities:

      (c) Pension and profit sharing plans, pension funds and other company-sponsored benefit plans; and
      (d) "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered an agreement with the Trust or the Distributor.
      There is no initial sales charge on purchases of Class A Shares in the amount of $__________ or more, but you may pay a ___% contingent deferred sales charge ("CDSC") if you redeem your shares within 1 year. The Adviser may pay the dealer or agent a fee of up to ___% of the dollar amount purchased.
** The contingent deferred sales charge (CDSC) for Class B Shares decreases by 1% annually to 1% in the fifth year and 0% in the sixth year of ownership. Class B Shares convert to Class A Shares approximately six years after purchase.
*** The CDSC for Class C Shares of 0.75% applies to shares redeemed within eighteen months of purchase.


                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------------------------------------------------------------
       CLASS OF SHARES              Institutional           Investor                A                  B                 C
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                         0.75%                 0.75%               0.75%              0.75%             0.75%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND
SHAREHOLDER
SERVICE (12b-1)                         None                  0.25%               0.50%              1.00%             1.00%
FEES
-----------------------------------------------------------------------------------------------------------------------------------
OTHER                                     %                     %                   %                  %                 %
EXPENSES*
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                                  %                     %                   %                  %                 %
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE LIMITATION**
                                          %                     %                   %                  %                 %
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES
                                        1.25%                 1.50%               1.75%              2.25%             2.25%
-----------------------------------------------------------------------------------------------------------------------------------

----------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

**    The Adviser has undertaken to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) until further notice (and in any event at least until 3/31/01). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to the Adviser to the extent that from time to time through the next two fiscal years the repayment will not cause a Fund's expenses to exceed the limit, if any, agreed to by the Adviser at that time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------------
FUND                  CLASS                               1 YEAR                         3 YEARS
----------------------------------------------------------------------------------------------------------------
AXA ROSENBERG         Institutional                       $                              $
EQUITY ENHANCED     --------------------------------------------------------------------------------------------
INDEX FUND            Investor                            $                              $
                    --------------------------------------------------------------------------------------------
                      A                                   $                              $
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                      B                                   $                              $
                    --------------------------------------------------------------------------------------------
                      C                                   $                              $
----------------------------------------------------------------------------------------------------------------

AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND

SHAREHOLDER FEES (paid directly from your investment):

-----------------------------------------------------------------------------------------------------------------------
                                                                                                    Institutional
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                                        None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                                                    None
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                             None
-----------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                                                          None
-----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                                            None
-----------------------------------------------------------------------------------------------------------------------


                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------------------------
                                    CLASS OF SHARES                          Institutional
---------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                  1.50%
---------------------------------------------------------------------------------------------------
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES                                None
---------------------------------------------------------------------------------------------------
OTHER EXPENSES*                                                                    %
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                               %
---------------------------------------------------------------------------------------------------
EXPENSE LIMITATION**                                                               %
---------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     2.00%
---------------------------------------------------------------------------------------------------

-------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

**    The Adviser has undertaken to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) until further notice (and in any event at least until 3/31/01). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to the Adviser to the extent that from time to time through the next two fiscal years the repayment will not cause a Fund's expenses to exceed the limit, if any, agreed to by the Adviser at that time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------------------
FUND                                       CLASS                         1 YEAR                       3 YEARS
----------------------------------------------------------------------------------------------------------------------
AXA ROSENBERG EQUITY ENHANCED
INDEX FUND                             Institutional                       $                             $
----------------------------------------------------------------------------------------------------------------------

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

      Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval.

AXA ROSENBERG EQUITY ENHANCED INDEX FUND

      The Fund seeks to outperform the total return of the S&P 500 Composite Index (the "S&P 500") while maintaining a level of risk similar to that associated with the S&P 500 generally. The S&P 500 is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies and is widely regarded by investors as representative of the U.S. Stock Market. Total return is a combination of capital appreciation and current income (dividend or interest). The Fund does not seek to MAXIMIZE total return but, as indicated above, seeks a total return greater than that of the S&P 500.

      The Fund seeks to achieve its investment objective by investing in companies that are listed on the S&P 500 ("S&P 500 Companies") and that are domiciled in the United States and by overweighting its investments in S&P 500 stocks (relative to their weight in the S&P 500) that the Fund's investment adviser, AXA Rosenberg Investment Management LLC (the "Adviser"), believes will outperform the S&P 500 and underweighting (relative to their weight in the S&P 500) (or avoiding altogether) its investments in such stocks that the Adviser believes will underperform the S&P 500.

      To meet redemption requests or for investment purposes, the Fund may also temporarily hold a portion of its assets not invested in the stocks of S&P 500 companies in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (I.E., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing. The Fund may also invest in stock index futures and repurchase agreements. See "Certain Investment Techniques and Related Risks" -- "Stock Index Futures" and -- "Repurchase Agreements."

AXA ROSENBERG INTERNATIONAL EQUITY FUND

      The Fund seeks long-term growth of capital and a total return greater than that of the Morgan Stanley Capital International Europe Australasia and Far East Index (the "MSCI-EAFE Index"). The MSCI-EAFE Index is an unmanaged weighted index composed of a sampling of companies representative of the market structure of Europe, Australia, Asia and the Far East. Total return is a combination of capital appreciation and current income (dividend or interest). The Fund does not seek to MAXIMIZE total return but, as indicated above, seeks a total return greater than that of the MSCI EAFE Index.

      The Fund invests in common stocks of large foreign companies which the Adviser believes are undervalued by the market and generally sells those Stocks once the Adviser believes they have become overvalued by the market. In selecting securities for the Fund, the Adviser seeks to match the capitalization profile of the MSCI EAFE Index, a predominantly large company index with average capitalization in excess of $50 billion. Although the Fund invests primarily in the stocks of companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the stocks of companies which are not part of the MSCI-EAFE Index but which have characteristics similar to those of the MSCI-EAFE companies.

      In connection with the Far East component of its investment strategy, the Fund reserves the right to invest in shares of the Trust's Japan Series in addition to, or in lieu of, other investments in Japanese companies. The Japan Series invests primarily in the common stocks of well-established Japanese companies that have an active market for their shares. The Japan Series may also invest in other Japanese securities, such as convertible preferred stock or debentures, and may purchase futures contracts or options on futures contracts on the Tokyo Stock Price Index or the NIKKEI 225 Index. The Trust on behalf of its Funds has received an exemptive order from the Securities and Exchange Commission allowing it to invest in securities other than those described in
Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the "1940 Act"), while investing in the Japan Series. For more information on the Japan Series, please see the Trust's prospectus which relates to that Fund.

      There are no prescribed limits on the Fund's geographic asset distribution, and the Fund has the authority to invest in securities traded in securities markets of any country in the world. It is currently expected that the Fund will invest in approximately 20 different countries across three regions -- Europe, the Far East and Australia. Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries.

      The Fund will not normally invest in securities of United States issuers traded on United States securities markets.

AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND

      The Fund seeks to increase the value of your investment in rising markets and in falling markets through strategies designed to maintain minimal net exposure to general equity market risk by investing primarily in stocks that are traded principally in the markets of the United States, Japan and the United Kingdom. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills.

      The Fund seeks to achieve its investment objective by buying common stocks that the Adviser believes are undervalued and by "selling short" such stocks that the Adviser believes are overvalued. The Fund seeks to have approximately equal dollar amounts invested in long and short positions.

      The Fund uses fundamental and quantitative investment computer models to determine which securities to buy, sell and sell short. Using these models, the Adviser employs a bottom-up approach based on factors such as a company's fair value, financial strength, earnings and price momentum, cash flow, book value, neglect (a measure of low analyst coverage and low price volatility), and its competitive position within its industry.

      By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general stock market movements. Given this use of long and short positions, the Fund expects that its shares will increase in value if the securities in its long portfolio outperform the securities in its short portfolio. By contrast, the Fund expects that its shares will decline in value if the securities in its short portfolio outperform the securities in its long portfolio. The Fund's return is therefore designed to be independent of general movements in global equity markets. The Fund may enter into repurchase agreements.

                                PRINCIPAL RISKS

      The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a particular Fund's investments as a whole. Any Fund could be subject to additional principal risks because the types investments made by the Funds can change over time.

- INVESTMENT RISKS. An investment in the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, the AXA Rosenberg Global Market Neutral Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with other stock mutual funds.

- SPECIAL RISKS OF FOREIGN INVESTMENTS. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. A Fund may be unable to obtain and enforce judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

- RISKS OF REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements, by which a Fund will purchase a security and obtain a simultaneous commitment from the seller to repurchase the security from the Fund at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price will exceed the purchase price and reflect an agreed-upon market rate which is unrelated to the coupon rate of the purchased security. Entering into repurchase agreements allows the Funds to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government. There is a risk, therefore, that the seller will fail to honor its repurchase obligation. If this happened, the relevant Fund would try to exercise its legal rights, including possibly its right to sell the underlying security in the market. However, a Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, inability to enforce its rights, and enforcement-related expenses.

- RISKS OF ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities," so long as no more than 15% of the Fund's net assets would be invested in such securities after giving effect to a purchase. These are securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued them. Because there is no consistent market demand for illiquid securities, investment in illiquid securities carries the risk that a Fund may be forced to sell them at a discount from the last offer price.

- SMALL AND MID-SIZE COMPANY RISK. The AXA Rosenberg Global Market Neutral Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.

- RISKS OF SHORT SALES. When the Adviser believes that a security is overvalued, it may cause the AXA Rosenberg Global Market Neutral Fund to sell the security short by borrowing it from a third party and selling it at the then current market price. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund replaces it. The Fund may incur a gain if the price of the borrowed security decreases during that period of time. The Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price.

            While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and this price may rise indefinitely.

            Short sales also involve other costs. The AXA Rosenberg Global Market Neutral Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

            Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount deposited as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if after giving effect to the sale the market value of all securities sold short would exceed 100% of the value of such Fund's net assets.

- PORTFOLIO TURNOVER. Portfolio turnover related considerations will not limit or constrain the Adviser's investment decisions. The rate of each Fund's portfolio turnover may vary significantly from time to time depending on the volatility of economic and market conditions. Although the rate of portfolio turnover is difficult to predict, under normal circumstances the annual turnover rate of each Fund's portfolios should not exceed 150%. It is, however, impossible to predict portfolio turnover in future years. High portfolio turnover involves correspondingly greater brokerage commissions, dealer markup and other transaction costs for the relevant Fund. Such costs will reduce the Fund's return.

- CURRENCY RISK. As a result of their investments in securities denominated in, and/or receiving revenues in, foreign currencies, the International Equity Fund and the AXA Rosenberg Global Market Neutral Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

- LIQUIDITY RISK. Each Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

- MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the risk that Adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that the Adviser will produce the desired results. In some cases, certain investments may be unavailable or the Adviser may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

            The AXA Rosenberg Global Market Neutral Fund will lose money if the Adviser fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for that Fund because the Adviser could make poor stock selections for both the long and the short portfolios. Also, the Adviser may fail to construct a portfolio for the AXA Rosenberg Global Market Neutral Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries, specific capitalization ranges and certain other risk factors.

                             PRINCIPAL RISKS BY FUND

----------------------------------------------------------------------------------------------------------------------
                                      AXA Rosenberg Equity        AXA Rosenberg               AXA Rosenberg Global
                                      Enhanced Index Fund         International Equity Fund   Market Neutral Fund
----------------------------------------------------------------------------------------------------------------------
Investment Risks                                  X                           X                           X
----------------------------------------------------------------------------------------------------------------------
Risks of Foreign Securities                                                   X                           X
----------------------------------------------------------------------------------------------------------------------
Risks of Repurchase Agreements                    X                           X                           X
----------------------------------------------------------------------------------------------------------------------
Risks of Illiquid Securities                      X                           X                           X
----------------------------------------------------------------------------------------------------------------------
Small and Mid-Sized Company Risk                                                                          X
----------------------------------------------------------------------------------------------------------------------
Currency Risk                                                                 X                           X
----------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                                                X                           X
----------------------------------------------------------------------------------------------------------------------
Risks of Short Sales                                                                                      X
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover                                X                           X                           X
----------------------------------------------------------------------------------------------------------------------
Management Risk                                   X                           X                           X
----------------------------------------------------------------------------------------------------------------------


                CERTAIN INVESTMENT TECHNIQUES AND RELATED RISKS

     The Funds have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. A brief description of certain of these investment instruments and the risks associated with them appears below. You can find more detailed information in the Trust's Statement of Additional Information ("SAI").

     FOREIGN EXCHANGE TRANSACTIONS. The AXA Rosenberg International Equity Fund and the AXA Rosenberg Global Market Neutral Fund (collectively, the "International Equity Portfolios") do not currently intend to hedge the currency risk associated with investments in securities denominated in foreign currencies. However, in order to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Equity Portfolios reserve the right to buy or sell foreign currencies or to deal in forward foreign currency contracts; that is, to agree to buy or sell a specified currency at a specified price and future date. The International Equity Portfolios also reserve the right to purchase currency futures contracts and related options thereon for similar purposes. For example, if the Adviser anticipates that the value of the yen will rise relative to the dollar, a Fund could purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against a currency-related increase in the price of yen-denominated securities such Fund intends to purchase. If the Adviser anticipates a fall in the value of the yen relative to the dollar, a Fund could sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If the International Equity Portfolios change their present intention and decide to utilize hedging strategies, futures contracts and related options will be used only as a hedge against anticipated currency rate changes (not for investment purposes) and all options on currency futures written by a Fund will be covered. These practices, if utilized, may present risks different from or in addition to the risks associated with investments in foreign currencies.

     STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. A Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases an Index Future or takes a long position in an Index Future and may realize a gain if the value of the Index Future rises between such dates.

     In connection with a Fund's investment in common stocks, a Fund may invest in Index Futures while the Adviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. A Fund may also invest in Index Futures when the Adviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund pending investment in such stocks when they do become available. Through the use of Index Futures, a Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund. A Fund may also use Index Futures in order to hedge its equity positions.

     In contrast to purchases of a common stock, no price is paid or received by a Fund upon the purchase of a futures contract. Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

     A Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     A Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by a Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for a Fund to close its futures contract purchase, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

     A Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the

Commodities Futures Trading Commission would be greater than 5% of the Fund's total assets. In addition to margin deposits, when a Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash. U.S. Government securities or other high grade liquid securities in a segragated account with its Custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

     Further, the ability to establish and close out positions in options on future contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attemped enforcement.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal to at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing.

                   THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY

The Adviser attempts to add value relative to a benchmark through a quantitative stock selection process, and seeks to diversify investment risk across the holdings in each Fund.

      INVESTMENT PHILOSOPHY

      The Adviser's investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies, their "fundamental value." The Adviser believes that market prices will converge towards fundamental value over time, and that therefore, if the Adviser can accurately determine fundamental value, and can apply a disciplined investment process to select those stocks that are currently undervalued (in the case of purchases) or overvalued (in the case of short sales), the Adviser will outperform a Fund's benchmark over time.

      The premise of the Adviser's investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. The Adviser identifies and purchases those stocks that are undervalued (i.e., they are currently cheaper than similar stocks with the same characteristics) and sells (or engages in short sales in the case of AXA the Rosenberg Global Market Neutral Fund) those stocks that are overvalued (i.e., they are currently more expensive than similar stocks with the same characteristics). The Adviser believes that the market will recognize the "better value" and that the mispricings will be corrected as the stocks in the Fund's portfolios are purchased or sold by other investors.

      In determining whether or not a stock is attractive, the Adviser estimates the company's current fundamental value, changes in the company's future earnings and investor sentiment toward the stock. The Adviser identifies and causes a Fund to purchase undervalued stocks and to hold them in the Fund's portfolio until the market recognizes and corrects for the mispricings. Conversely, the Adviser identifies and causes a Fund to sell (or sell short, in the case of the AXA Rosenberg Global Market Neutral Fund) overvalued stocks.

      DECISION PROCESS

      The Adviser's decision process is a continuum. Its research function develops models that analyze the more than 14,000 securities in the global universe, both fundamentally and technically. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

      The essence of the Adviser's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include:
(1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. The Adviser assimilates, checks and structures the input data on which its models rely. The Adviser believes that if the data is correct, the recommendations made by the system will be sound.

      STOCK SELECTION

      Fundamental valuation of stocks is key to the Adviser's investment process, and the heart of the valuation process lies in the Adviser's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Appraisal Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

      An important feature of the Appraisal Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments, and each segment is compared with similar business operations of other companies doing business in the same geographical market. In most cases, the comparison is extended to include companies with similar business operations in different markets. The Adviser appraises the company's assets, operating earnings and sales within each business segment, accepting the market's valuation of that category of business as fair. The Adviser then integrates the segment appraisals into balance sheet, income statement, and sales valuation models for the total company, and simultaneously adjusts the segment appraisals to include appraisals for variables which are declared only for the total company, such as taxes, capital structure, and pension funding. The result is a single valuation for each of the companies followed. The Adviser evaluates the difference between the values of stocks as determined by its Appraisal model and the market prices of such stocks in deciding whether to purchase or sell stocks.

      The Adviser's proprietary Near-Term Prospects Model attempts to predict the earnings change for companies over a one-year period. This Model examines, among other things, measures of company profitability, measures of operational efficiency, analysts earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, the Adviser has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

      The Adviser combines the results of the Near-Term Prospects Model with the results of the Appraisal Model to determine the attractiveness of a stock for purchase or sale.

      OPTIMIZATION

      The Adviser's portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark. The optimizer simultaneously considers both the recommendations of the Adviser's stock selection models and risk in determining portfolio transactions. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.


      TRADING

The Adviser's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

      In the United States, the network arrangements the Adviser has developed with Instinet Matching System (IMS), Portfolio System for Institutional Trading (POSIT), and the Arizona Stock Exchange (AZX) facilitate large volume trading with little or no price disturbance and low commission rates.

      Accommodative trading (also referred to herein as the Adviser's "match system") allows institutional buyers and sellers of stock to electronically present the Adviser with their "interest" lists each morning. Any matches between the inventory that the brokers have presented and the Adviser's own recommended trades are signaled to the Adviser's traders. Because the broker is doing agency business and has a client on the other side of the trade, the Adviser expects the other side to be accommodative in setting the price. The Adviser's objective in using this match system is to execute most trades on the Adviser's side of the bid/ask spread so as to minimize market impact.

      Package trades further allow the Adviser to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

      The Adviser continuously monitors trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

                             MANAGEMENT OF THE TRUST

      The Trust's trustees oversee the general conduct of the Funds' business.

INVESTMENT ADVISER

       AXA Rosenberg Investment Management LLC (the "Adviser") is Trust's investment adviser. The Adviser's address is Four Orinda Way, Building E Orinda, CA 94563. The Adviser is responsible for making investment decisions for the Funds and managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees. The Adviser provides investment advisory services to a number of institutional investors as well as the other portfolios of the Trust and the portfolio of Barr Rosenberg Variable Insurance Trust. As with the Adviser's predecessor RIEM in the past, each of the Funds will pay the Adviser a management fee for these services on a monthly basis. The Adviser will reduce its management fee and bear certain expenses until further notice (but in any event at least through 3/31/01) to limit the Fund's total annual operating expenses. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to the Adviser to the extent that from time to time through the next two fiscal years the repayment will not cause a Fund's expenses to exceed the limit, if any, agreed to by the Adviser at that time. The Trust paid the Adviser $_____ in aggregate fees during the fiscal year ended March 31, 1999.

PORTFOLIO MANAGERS

      AXA ROSENBERG EQUITY ENHANCED INDEX FUND

      Management of the Fund's portfolio is overseen by the Adviser's executive officers who are responsible for the design and maintenance of the Adviser's portfolio system, and by a portfolio manager who is responsible for research and monitoring the Fund's performance against its benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and ____________, C.F.A., the portfolio manager, are responsible for the day-to-day management of the portfolios of the AXA Rosenberg Equity Enhanced Index Fund. Dr. Rosenberg and Dr. Reid both have been employed by the Adviser or its predecessor since 1985. Mr. _________ has had numerous responsibilities including ______________ since he joined the Adviser's predecessor in ____. He received a [insert description of education here].

      AXA ROSENBERG INTERNATIONAL EQUITY FUND

      Management of the Fund's portfolio is overseen by the Adviser's executive officers who are responsible for the design and maintenance of the Adviser's portfolio system, and by a portfolio manager who is responsible for research and monitoring the Fund's performance against its benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and _______________, C.F.A., the portfolio manager, are responsible for the day-to-day management of the portfolios of the AXA Rosenberg International Equity Fund. Dr. Rosenberg and Dr. Reid both have been employed by the Adviser or its predecessor since 1985. Mr. ________ has had numerous responsibilities including ______________ since he joined the Adviser's predecessor in ____. He received a [insert description of education here].

      BARR ROSENBERG GLOBAL MARKET NEUTRAL FUND Management of the Fund's portfolio is overseen by the Adviser's executive officers who are responsible for the design and maintenance of the Adviser's portfolio system, and by a portfolio manager who is responsible for research and monitoring the Fund's performance against its benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and ___________, C.F.A., the portfolio manager, are responsible for the day-to-day management of the Barr Rosenberg Select Sectors Market Neutral Fund's portfolio. Dr. Rosenberg and Dr. Reid both have been employed by the Adviser or its predecessor since 1985. Mr. _____________ has had numerous responsibilities including ____________________ since he joined the Adviser's predecessor in ____. He received a [insert description of education here].

EXECUTIVE OFFICERS

      The biography of each of the executive officers of the Adviser is set forth below. Kenneth Reid is also a Trustee of the Trust.

      BARR ROSENBERG. Dr. Rosenberg is the Director of Research of the Adviser, Chairman of AXA Rosenberg Group LLC, the parent of the Adviser, and Managing Director of Barr Rosenberg Research Center LLC. As such, he has ultimate responsibility for the Adviser's securities valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. His area of special concentration is the design of the Adviser's proprietary securities valuation model.

      Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974, Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist until his departure in 1986. Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk. From 1985 to 1998, he was the founder and Managing General Partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

      KENNETH REID. Dr. Reid is the Chief Executive Officer of the Adviser. His work is focused on the design and estimation of the Adviser's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Adviser's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Adviser's proprietary valuation and trading systems.

      Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management.

      WILLIAM RICKS. Dr. Ricks is the Chief Investment Officer of the Adviser. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

      Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management.

INDEPENDENT TRUSTEES

      William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser.

      Dr. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill,
1970), ASSET ALLOCATION TOOLS, (Scientific Press, 1987), FUNDAMENTALS OF INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 1993) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall,
1995). Dr. Sharpe is a past President of the American Finance Association. He is currently Chairman of Financial Engines Incorporated, an electronic investment advice company. He has also served as consultant to a number of corporations and investment organizations. He is also a member of the Board of Trustees of Smith Breeden Trust, an investment company, and a director at CATS Software and Stanford Management Company. He received the Nobel Prize in Economic Sciences in 1990.

      Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

      Professor Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored 5 books and numerous articles in academic and professional journals. His research has focused on 3 key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the U.S. computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to a number of U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York. He is currently a Visiting Scholar at the Federal Reserve Bank of San Francisco.

DISTRIBUTOR

      Investor Shares and Class A, B and C Shares of each Fund are sold on a continuous basis by the Company's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 90 Park Avenue, New York, New York 10016. Institutional Shares are sold directly by the Trust.

      Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares, Class A Shares, Class B Shares and Class C Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Trust, shares of each such class are subject to an annual distribution and shareholder service fee (each a "Distribution and Shareholder Service Fee") in accordance with a Distribution and Shareholder Service Plan (each a "Distribution and Shareholder Service Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Service Plans, the various classes of the Funds will pay annual distribution and shareholder service fees up to the following percentages:

--------------------------------------------------------------------------------------------------------------------
                         Institutional          Investor              A                   B                   C
--------------------------------------------------------------------------------------------------------------------
AXA Rosenberg
Equity Enhanced
Index Fund                    None               0.25%              0.50%               1.00%               1.00%
--------------------------------------------------------------------------------------------------------------------
AXA Rosenberg
International
Equity Fund                   None               0.25%              0.50%               1.00%               1.00%
--------------------------------------------------------------------------------------------------------------------
AXA Rosenberg
Global Market
Neutral Fund                  None                n/a                n/a                 n/a                 n/a
--------------------------------------------------------------------------------------------------------------------

Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of the relevant Shares, printing of prospectuses and reports for other than existing Investor, Class A, Class B and Class C shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. Each Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Distribution and

Shareholder Service Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other paying types of sales charges.

                                MULTIPLE CLASSES

      As indicated previously, the Funds offer five classes of shares to investors, with eligibility for purchase of Institutional Shares depending on the amount invested in a particular Fund. The five classes of shares are Institutional Shares, Investor Shares, Class A Shares, Class B Shares and Class C Shares. The following table sets forth basic investment and fee Information for each class.

----------------------------------------------------------------------------------------------------------------
                                                                                   ANNUAL DISTRIBUTION AND
                                                                                   SHAREHOLDER
NAME OF CLASS          MINIMUM FUND INVESTMENT*       SUBSEQUENT INVESTMENTS*      SERVICE FEE OR ASSET BASED
                                                                                   SALES CHARGE
----------------------------------------------------------------------------------------------------------------
Institutional          $1 million                     $10,000                      None
----------------------------------------------------------------------------------------------------------------
Investor               $2,500                         $500                         0.25%
----------------------------------------------------------------------------------------------------------------
A                      $                              $                            %
----------------------------------------------------------------------------------------------------------------
B                      $                              $                            %
----------------------------------------------------------------------------------------------------------------
C                      $                              $                            %
----------------------------------------------------------------------------------------------------------------

* Certain exceptions apply. See " -- Institutional Shares" and "-- Investor Shares" below."

      The offering price of Fund shares is based on the net asset value per share next determined after an order is received. See "Purchasing Shares," "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value" and "Redemption of Shares."

INSTITUTIONAL SHARES

      Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) plans and individuals. In order to be eligible to purchase Institutional Shares, an institution, plan or individual must make an initial investment of at least $1 million in the particular Fund. In its sole discretion, the Adviser may waive this minimum investment requirement and the Adviser intends to do so for employees of the Adviser, for the spouse, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust or Adviser and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

INVESTOR SHARES

      Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund. In its sole discretion, the Adviser may waive this minimum investment requirement. Investor Shares are subject to an annual Distribution and Shareholder Service Fee equal to 0.25% of the average daily net assets attributable to Investor Shares, and the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for subtransfer and subaccounting services in connection with such shares. As described above, the Distribution and Shareholder Service Plan in connection with Investor Shares permits payments of up to 0.25% of the Funds' average daily net assets attributable to Investor Shares. See "Management of the Trust -- Distributor."

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

      You can purchase Class A shares at net asset value with an initial sales charge as follows:

-------------------------------------------------------------------------------------------------------------------
                                                          Initial Sales Charge
-------------------------------------------------------------------------------------------------------------------
                                                                                            Commission
                                                                                            to Dealer/
                                As % of Net Amount            As % of Offering              Agent as %
                                Invested                      Price                         of
Amount Purchased                                                                            Offering Price
-------------------------------------------------------------------------------------------------------------------
Up to $100,000                            %                             %                             %
-------------------------------------------------------------------------------------------------------------------
$100,000 up to $250,000                   %                             %                             %
-------------------------------------------------------------------------------------------------------------------
$250,000 up to $500,000                   %                             %                             %
-------------------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                 %                             %                             %
-------------------------------------------------------------------------------------------------------------------

You pay no initial sales charge on purchases of Class A Shares in the amount of $___________ or more, but may pay a ___% contingent deferred sales charge ("CDSC") if you redeem your shares within 1 year. The Adviser may pay the dealer or agent a fee of up to ___% of the dollar amount purchased.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

      You can purchase Class B Shares at net asset value without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 5 years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

             Years Since Purchase                        CDSC
             First                                       5.0%
             Second                                      4.0%
             Third                                       3.0%
             Fourth                                      2.0%
             Fifth                                       1.0%
             Sixth                                       None

If you exchange your shares for the Class B shares of another AXA Rosenberg Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

      The Fund's Class B shares purchased for cash automatically convert to Class A shares 6 years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase Class C Shares at net asset value without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a 0.75% CDSC if you redeem your shares within 18 months. If you exchange your shares for the Class C shares of another AXA Rosenberg Mutual Fund, the 0.75% CDSC also will apply to those Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares do not convert to any other class of shares of the Fund.

GENERAL

      Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Funds through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.

                                PURCHASING SHARES

      The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Trust Prices Shares of the Funds --Determination of Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

INITIAL CASH INVESTMENTS BY WIRE

      Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York Time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Barr Rosenberg Series Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL

      Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43219-2495.

      The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS

     Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "-- Initial Cash Investments by Mail" (payable to Barr Rosenberg Series Trust) or by wiring monies as noted under "--Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to 4:00 p.m., New York time, of the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, the Adviser may waive the minimum additional investment requirements.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)

      Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to the determination by the Adviser that the stocks to be exchanged are acceptable. Securities accepted by the Adviser in exchange for Fund shares will be valued as set forth under "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered.

      The Adviser will not approve the acceptance of securities in exchange for Fund shares unless (i) the Adviser, in its sole discretion, believes the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.

OTHER PURCHASE INFORMATION

      An eligible shareholder may also participate in the Barr Rosenberg Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Investor Shares, Class A Shares, Class B Shares or Class C Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $2,500 and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Barr Rosenberg Automatic Investment Program.

      For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Distributor. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before 4:00 p.m., New York time, of that day. In the case of a purchase in-kind of Institutional Shares, the investor's securities must be placed on deposit at DTC prior to 10:00 a.m., New York time. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted.

      The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in the judgment of the Adviser, such suspension or rejection would be in the best interests of the Trust or a Fund.

      Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.


                                  IRA ACCOUNTS

      Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Funds may be used as a funding medium for IRAs. The minimum initial investment for an IRA is $2,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                              REDEMPTION OF SHARES

      Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption.

BY MAIL

      The Trust will redeem its shares at the net asset value next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value." Requests should be addressed to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43219-2495.

      Requests in "good order" must include the following documentation:

            (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

            (b)   any required signature guarantees; and

            (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

      To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions of $25,000 or more, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE

      Provided the Telephone Redemption Option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Transfer Agent at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option or the Telephone Exchange Option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer

Agent's records of such instructions are binding and the shareholder, and not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Telephone Redemption will be suspended for a period of 10 days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN

      An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

FURTHER REDEMPTION INFORMATION

The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

      If the Adviser determines, in its sole discretion, that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment to an Institutional Shareholder wholly or partly in cash, such Fund may pay the redemption price of Institutional Shares in whole or in part by a distribution in kind of readily marketable securities held by such Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Adviser in light of each Fund's objective and will not generally represent a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

      The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to fairly determine the value of their net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                                EXCHANGING SHARES

      The Funds offer two convenient ways to exchange shares in one Fund for shares of another Fund. Shares of a particular class of a Fund may be exchanged only for shares of the same class in another Fund. There is no sales charge on exchanges. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of the same class of another Fund that is not qualified for sale in the state of the shareholder's residence. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time.

      An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

      A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

EXCHANGE BY MAIL

      To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

EXCHANGE BY TELEPHONE

      To exchange Fund shares by telephone or to ask questions about the exchange privilege, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time. The telephone exchange privilege will be suspended for a period of 10 days following a telephonic address change.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

      The price of each Fund's shares is based on its net asset value as next determined after receipt of a purchase order in good order.

      For purposes of calculating the purchase price of Fund shares, if it does not reject a purchase order, the Trust considers an order received on the day that it receives a check or money order on or before 4:00 p.m., New York Time. If the Trust receives the payment after the deadline, it will base the purchase price of Fund shares on the next determination of net asset value of Fund shares.

      The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or Funds or to reject purchase orders when the Adviser believes that suspension or rejection would be in the best interests of the Trust.

      Purchases of each Fund's shares may be made in full or in fractional shares of the relevant Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DETERMINATION OF NET ASSET VALUE

      The net asset value of each class of shares of the Funds will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York time. The net asset value per share of each class of a Fund is determined by dividing the particular class's proportionate interest in the total market value of the Fund's portfolio investments and other assets, less any applicable liabilities, by the total outstanding shares of that class of the Fund. Specifically, each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a particular class plus that class's distribution and shareholder service expenses, if any, and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets. The resulting amount for each class is divided by the number of shares of that class outstanding to produce the "net asset value" per share.

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price or the most recent quoted ask price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.

                                  DISTRIBUTIONS

      Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

      All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.

      If you elect to receive distributions in cash and checks (i) are returned and marked as "undeliverable" or (ii) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                      TAXES

      Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund distributes, as dividends, substantially all of the sum of its taxable net investment income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year and otherwise qualifies for the special rules governing the taxation of regulated investment companies, the Fund itself will not pay federal income tax on the amount distributed. Such dividends will be taxable to shareholders subject to income tax as ordinary income. Distributions of long-term capital gains (generally taxed at 20%) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares. Distributions will be taxed as described above whether received in cash or in shares through the reinvestment of distributions. A distribution paid to shareholders by a Fund in January of a year is generally deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

     If more than 50% of a Fund's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund may (and the AXA Rosenberg Internatinal Equity Fund and the AXA Rosenberg Global Market Neutral Fund intend to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. As a result, the amounts of foreign income taxes paid by such Fund would be treated as additional income to shareholders of such Fund for purposes of the foreign tax credit. Each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Internal Revenue Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

      To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

      The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in the Funds in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                                OTHER INFORMATION

      Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gains distributions). All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

[ Back cover ]

      The Funds' statement of additional information ("SAI") dated February 16, 2000 contains additional information about the Funds. It is incorporated by reference into this prospectus, which means that it is part of this prospectus for legal purposes. You may obtain a copy of the Funds' SAI, request other information about the Funds, or make shareholder inquiries by writing to the Trust at the address below or by telephoning 1-800-447-3332.

      The SAI has been filed with the Securities and Exchange Commission. You may review and copy information about the Funds, including the SAI, at the Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. The Commission maintains a World Wide Web site at http://www.sec.gov, which contains reports and other information about the Funds. You may also obtain copies of these materials, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


ADDRESS CORRESPONDENCE TO:
Barr Rosenberg Series Trust
3435 Stelzer Road
Columbus, Ohio 43219.
1-800-447-3332

Shareholder Services
1-800-555-5737 (Institutional Shares)
1-800-447-3332 (Investor Shares)
1-800-___-____ (Class A, B and C Shares)

ADVISER

AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

ADMINISTRATOR, TRANSFER AND DIVIDEND PAYING AGENT

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN OF ASSETS

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

333 Market Street
San Francisco, CA 94104

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110



Investment Company Act File No. 811-05547

                           BARR ROSENBERG SERIES TRUST

                    AXA ROSENBERG EQUITY ENHANCED INDEX FUND
                     AXA ROSENBERG INTERNATIONAL EQUITY FUND
                    AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 16, 2000

       This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus of the AXA Rosenberg Equity Enhanced Index Fund, the AXA Rosenberg International Equity Fund and the AXA Rosenberg Global Market Neutral Fund of Barr Rosenberg Series Trust dated February 16, 2000 (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES ..........................................3

MISCELLANEOUS INVESTMENT PRACTICES ..........................................8

INVESTMENT RESTRICTIONS .....................................................8

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS ..............................10

MANAGEMENT OF THE TRUST .....................................................12

INVESTMENT ADVISORY AND OTHER SERVICES ......................................15

PORTFOLIO TRANSACTIONS ......................................................19

TOTAL RETURN CALCULATIONS ...................................................20

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES ............................22

DETERMINATION OF NET ASSET VALUE ............................................24

PURCHASE AND REDEMPTION OF SHARES ...........................................24

                       INVESTMENT OBJECTIVES AND POLICIES

       The investment objective and policies of each of the AXA Rosenberg Equity Enhanced Index Fund, the AXA Rosenberg International Equity Fund and the AXA Rosenberg Global Market Neutral Fund (each, a "Fund" and collectively, the "Funds") of Barr Rosenberg Series Trust (the "Trust") are summarized in the Prospectus under the heading "Risk/Return Summary and described in more detail in the Prospectus under the headings "Principal Investment Strategies" and "Principal Risks."

       The following is an additional description of certain investments of the Funds.

INDEX FUTURES (ALL FUNDS). An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an Index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index.

       Index Futures contracts can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. A Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

       Upon entering into a futures contract, a Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

       The price of Index Futures may not correlate perfectly with movement in the underlying Index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, with respect to the Japan Series, trading hours for Index Futures may not correspond perfectly to hours of trading on the Tokyo Stock Exchange. This may result in a disparity between the price of Index Futures and the value of the underlying Index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying Index.

       FOREIGN CURRENCY TRANSACTIONS (AXA ROSENBERG INTERNATIONAL EQUITY FUND AND AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND). The Funds do not currently intend to hedge the foreign currency risk associated with investments in securities denominated in foreign currencies. However, the Funds reserve the right to buy or sell foreign currencies or to deal in forward foreign currency contracts to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions. The Funds also reserve the right to use currency futures contracts and related options thereon for similar purposes. By entering into a futures or forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. A Fund's dealing in forward contracts will be limited to this type of transaction. A Fund will not engage in currency futures transactions for leveraging purposes. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

       CURRENCY FORWARD CONTRACTS (AXA ROSENBERG INTERNATIONAL EQUITY FUND AND AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND). A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


       CURRENCY FUTURES TRANSACTIONS (AXA ROSENBERG INTERNATIONAL EQUITY FUND AND AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND). A currency futures contract sale creates an obligation by the seller to deliver the amount of currency called for in the contract in a specified delivery month for a stated price. A currency futures contract purchase creates an obligation by the purchaser to take delivery of the underlying amount of currency in a specified delivery month at a stated price. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

       Although futures contracts by their terms call for actual delivery or acceptance, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

       The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

       Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash in the nature of "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

       The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

       The Funds will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. Set forth below is a description of methods of providing cover that the Funds currently expect to employ, subject to applicable exchange and regulatory requirements. If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

       A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. Government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, U.S. Government securities, or other high-grade liquid debt obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with its custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

       In the case of put options on currency futures written by a Fund, the Fund will hold the aggregate exercise price in cash, U.S. Government securities, or other high-grade liquid debt obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by the Fund in cash, U.S. Government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures sold by a Fund falls below 100% of the market value of the put options written by the Fund, the Fund will so segregate an amount of cash, U.S. Government securities, or other high-grade liquid debt obligations equal in value to the difference.

       A Fund may not enter into currency futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on currency futures contracts exceeds 5% of the market value of the Fund's total assets.

       LIMITATIONS ON THE USE OF CURRENCY FUTURES CONTRACTS (AXA ROSENBERG INTERNATIONAL EQUITY FUND AND AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND). A Fund's ability to engage in the currency futures transactions described above will depend on the availability of liquid markets in such instruments. Markets in currency futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of currency futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in such transactions may be limited by tax considerations.


       RISK FACTORS IN CURRENCY FUTURES TRANSACTIONS (AXA ROSENBERG INTERNATIONAL EQUITY FUND AND AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND). Investment in currency futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the currency being hedged. The hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged currency if the volatility of the hedged currency is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged currency is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

       The successful use of transactions in futures and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of exchange rate and stock price movements within a given time frame. It is impossible to forecast precisely what the market value of securities a Fund anticipates buying will be at the expiration or maturity of a currency forward or futures contract. Accordingly, in cases where a Fund seeks to protect against an increase in value of the currency in which the securities are denominated through a foreign currency transaction, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such currency purchase) if the market value of the securities to be purchased is less than the amount of foreign currency the Fund contracted to purchase. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the value of the securities purchased. When a Fund purchases forward or futures contracts (or options thereon) to hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing, it is possible that the market may instead decline. If a Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the forward or futures contract that is not offset by a reduction in the price of the securities purchased. As a result, a Fund's total return for such period may be less than if it had not engaged in the forward or futures transaction.

       Foreign currency transactions that are intended to hedge the value of securities a Fund contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

       The amount of risk a Fund assumes when it purchases an option on a currency futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

       The liquidity of a secondary market in a currency futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

       A Fund's ability to engage in currency forward and futures transactions may be limited by tax considerations.

       SHORT SALES (AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND). The Barr Rosenberg Global Market Neutral Fund will seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

       The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

                       MISCELLANEOUS INVESTMENT PRACTICES

       PORTFOLIO TURNOVER. A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by a Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

       NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

       Without a vote of the majority of the outstanding voting securities of a Fund, the Trust will not take any of the following actions with respect to such
Fund:

       (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

       (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

       (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

       (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

       (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

       (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

       (7) Concentrate more than 25% of the value of its total assets in any one industry.

       (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

       (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

       (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Funds' portfolio securities.

       (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

       Notwithstanding the latitude permitted by Restriction 9 above, the Funds have no current intention of purchasing interest rate futures.

       It is contrary to the present policy of each of the Funds, which may be changed by the Trustees of the Trust without shareholder approval, to:

       (a) Invest in warrants or rights (other than warrants or rights acquired by a Fund as a part of a unit or attached to securities at the time of purchase).

       (b) Write, purchase or sell options on particular securities (as opposed to market indices).

       (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

       (d) Make investments for the purpose of exercising control of a company's management.

       (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

       Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

       The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or the Trust, as the case may be, or (2) 67% or more of the shares of a Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

       The tax status of the Funds and the distributions which they may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." The Funds intend to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. In order to qualify as a "regulated investment company" and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of such Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities or securities of other regulated investment companies); and (c) distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

       As described in the Prospectus under the heading "Distributions," each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gains, if any, after giving effect to any available capital loss carryover. Net capital gain is the excess of net gains from assets held for more than one year over net losses from capital assets held for not more than one year. In order to avoid an excise tax imposed on certain undistributed income, a Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31, and (iii) 100% of any undistributed income from prior years.

       In general, all dividend distributions derived from ordinary income and short-term capital gain are taxable to investors as ordinary income. Distributions of long-term gains (generally taxed at a 20% rate) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. The dividends-received deduction for corporations will generally apply to a Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

       Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

       Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from a Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

       Each Fund is generally required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes a Fund with an appropriate certificate.

       The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations generally will become effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

       To the extent such investments are permissible for a particular Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

       "Constructive sale" provisions apply to activities by the Funds which lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, a swap contract, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of stock or debt instrument at a time when a Fund occupies an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these new provisions may cause a Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

       THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN THE FUNDS, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE TRUST

The Trust's trustees oversee the general conduct of the Funds' business. The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

--------------------------------------------------------------------------------------------------------------------
Name (Age)                                Position with the Trust                 Principal Occupation
--------------------------------------------------------------------------------------------------------------------
Barr M. Rosenberg (56)                    Vice President                          Director of Research, AXA
                                                                                  Rosenberg Investment Management
                                                                                  LLC, January 1999 to present;
                                                                                  Chairman, AXA Rosenberg Group
                                                                                  LLC, January 1999 to present;
                                                                                  Director, Barr Rosenberg
                                                                                  Research Center LLC, January
                                                                                  1999 to present; Managing
                                                                                  General Partner and Chief
                                                                                  Investment Officer, Rosenberg
                                                                                  Institutional Equity Management,
                                                                                  January 1985 to December 1998.
--------------------------------------------------------------------------------------------------------------------
Kenneth Reid* (49)                        Trustee                                 Chief Executive Officer, AXA
                                                                                  Rosenberg Investment Management
                                                                                  LLC, January 1999 to present;
                                                                                  General Partner and Director of
                                                                                  Research, Rosenberg
                                                                                  Institutional Equity Management,
                                                                                  June 1986 to December 1998.
--------------------------------------------------------------------------------------------------------------------
Marlis S. Fritz (49)                      Vice President                          Vice Chairman and Global
                                                                                  Marketing Director, AXA
                                                                                  Rosenberg Group LLC, January
                                                                                  1999 to present; Managing
                                                                                  Director AXA Rosenberg Global
                                                                                  Services LLC, January 1999 to
                                                                                  present; General Partner and
--------------------------------------------------------------------------------------------------------------------


                                      -12-

--------------------------------------------------------------------------------------------------------------------
                                                                                  Director of Marketing, Rosenberg
                                                                                  Institutional Equity Management,
                                                                                  April 1985 to December 1998.
--------------------------------------------------------------------------------------------------------------------
Nils H. Hakansson (61)                    Trustee                                 Sylvan C. Coleman Professor of
                                                                                  Finance and Accounting, Haas
                                                                                  School of Business, University
                                                                                  of California, Berkeley, June
                                                                                  1969 to present; Director,
                                                                                  Supershare Services Corporation
                                                                                  (investment management), Los
                                                                                  Angeles, California, November
                                                                                  1989 to 1995.
--------------------------------------------------------------------------------------------------------------------
William F. Sharpe (64)                    Trustee                                 STANCO 25 Professor of Finance,
                                                                                  Stanford University, September
                                                                                  1995 to present; Professor of
                                                                                  Finance, Stanford University,
                                                                                  September 1992 to September
                                                                                  1995; Timken Professor Emeritus
                                                                                  of Finance, Stanford University,
                                                                                  September 1989 to September
                                                                                  1992; Timken Professor of
                                                                                  Finance, Stanford University,
                                                                                  September 1970 to 1989;
                                                                                  Chairman, Financial Engines
                                                                                  Incorporated, Los Altos,
                                                                                  California (electronic
                                                                                  investment advice), March 1996
                                                                                  to present.
--------------------------------------------------------------------------------------------------------------------
Dwight M. Jaffee (55)                     Truste                                  Professor of Finance and Real
                                                                                  Estate, Haas School of Business,
                                                                                  University of California,
                                                                                  Berkeley, California, July 1991
                                                                                  to present.
--------------------------------------------------------------------------------------------------------------------
Po-Len Hew (32)                           Treasurer                               Director of Finance, AXA
                                                                                  Rosenberg Global Services LLC,
                                                                                  January 1999 to present; Chief
                                                                                  Financial Officer, Barr
                                                                                  Rosenberg Investment Management
                                                                                  Inc., April 1994 to December
                                                                                  1998; Accounting Manager,
                                                                                  Rosenberg Institutional Equity
                                                                                  Management, October 1989 to
                                                                                  December 1998.
--------------------------------------------------------------------------------------------------------------------
Sara Ronan (39)                           Clerk                                   Global Services Coordinator and
--------------------------------------------------------------------------------------------------------------------


                                      -13-

--------------------------------------------------------------------------------------------------------------------
                                                                                  Paralegal, AXA Rosenberg Global
                                                                                  Services LLC, January 1999 to
                                                                                  present; Paralegal, Barr
                                                                                  Rosenberg Investment Management,
                                                                                  September 1997 to December 1998;
                                                                                  Director of Marketing, MIG
                                                                                  Realty Advisors, January 1996 to
                                                                                  September 1997; Vice President,
                                                                                  Liquidity Financial Advisors,
                                                                                  May, 1985 to January 1996.
--------------------------------------------------------------------------------------------------------------------
Edward H. Lyman (55)                      Vice President                          Chief Operating Officer, AXA
                                                                                  Rosenberg Group LLC, January
                                                                                  1999 to present; Chief Executive
                                                                                  Officer, AXA Rosenberg Global
                                                                                  Services LLC, January 1999 to
                                                                                  present; Executive Vice
                                                                                  President, Barr Rosenberg
                                                                                  Investment Management, Inc. and
                                                                                  General Counsel to the Rosenberg
                                                                                  Group of companies, 1990 to
                                                                                  present.
--------------------------------------------------------------------------------------------------------------------
Richard L. Saalfeld (55)                  President                               President and Chief Executive
                                                                                  Officer, Barr Rosenberg Mutual
                                                                                  Funds, a division of AXA
                                                                                  Rosenberg Investment Management
                                                                                  LLC, January 1999 to present;
                                                                                  President and Chief Executive
                                                                                  Officer of mutual fund unit of
                                                                                  Rosenberg Institutional Equity
                                                                                  Management, June 1996 to
                                                                                  December 1998; Consultant to
                                                                                  Rosenberg Institutional Equity
                                                                                  Management, September 1995 to
                                                                                  May 1996; Chairman and Chief
                                                                                  Executive Officer of CoreLink
                                                                                  Resources, Inc. (mutual fund
                                                                                  marketing organization),
                                                                                  Concord, California, April 1993
                                                                                  to August 1995; Consultant,
                                                                                  December 1992 to March 1993.
--------------------------------------------------------------------------------------------------------------------

-------------------------

* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser.

       The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

       The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

       The Trust pays the Trustees other than those who are interested persons of the Trust or Adviser an annual fee of $45,540 plus $4,950 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Adviser. The following table sets forth information concerning the total compensation paid to each of the Trustees who are not interested persons of the Trust or Adviser in the fiscal year ended March 31, 1999:

-------------------------------------------------------------------------------------------------------------------------
Name of                   Aggregate               Pension or              Estimated               Total
Person,                   Compensation            Retirement              Annual                  Compensation
Position                  from                    Benefits                Benefits upon           from
                          Registrant              Accrued as              Retirement              Registrant
                                                  Part of Fund                                    and Fund
                                                  Expenses                                        Complex* Paid
                                                                                                  to Directors
-------------------------------------------------------------------------------------------------------------------------
Nils H.
Hakansson                 $68,145                 $0                      $0                      $68,145
Trustee
-------------------------------------------------------------------------------------------------------------------------
William F.
Sharpe Trustee            $68,145                 $0                      $0                      $68,145
-------------------------------------------------------------------------------------------------------------------------
Dwight M.
Jaffee                    $29,947.50              $0                      $0                      $29,947.50
Trustee
-------------------------------------------------------------------------------------------------------------------------

* Prior to the introduction of the AXA Rosenberg Equity Enhanced Index Fund, the AXA Rosenberg International Equity Fund and the AXA Rosenberg Global Market Neutral Fund, the Fund Complex consisted of seven funds: the U.S. Small Capitalization Series, the International Small Capitalization Series, the Japan Series, the Barr Rosenberg Market Neutral Fund, the Barr Rosenberg Double Alpha Market Fund, the Barr Rosenberg Select Sectors Market Neutral Fund and the Barr Rosenberg VIT Market Neutral Fund.

       Messrs. Rosenberg, Reid, Lyman and Saalfeld and Ms. Fritz, Ronan and Hew, each being an officer or employee of the Adviser or its affiliates, will each benefit from the management fees paid by the Trust to the Adviser, but receive no direct compensation from the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

       INVESTMENT ADVISORY CONTRACTS. As disclosed in the Prospectus under the heading "Management of the Trust," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and AXA Rosenberg Investment Management LLC (the "Adviser"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the

Adviser will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Adviser furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Adviser. As indicated under "Portfolio Transactions -Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Adviser, at no cost, certain research, statistical and quotation services of value to the Adviser in advising the Trust or its other clients.

       Each of the Funds has agreed to pay the Adviser a monthly management fee at the annual percentage rate of the relevant Fund's average daily net assets set forth in the Prospectus. The Adviser has informed the Trust that it will waive some or all of its management fees under the Management Contracts and, if necessary, will bear certain expenses of each Fund until further notice (but in any event at least through 3/31/01) so that each Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) applicable to each class will not exceed the percentage of each Fund's average daily net assets attributable to that class as set forth in the Prospectus. In addition, the Adviser's compensation under each Management Contract is subject to reduction to the extent that in any year the expenses of a Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of a Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

       Each Management Contract provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

       Each Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Adviser. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Adviser to the Trust.

       The Adviser is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Adviser.

       As discussed in this Statement of Additional Information under the heading "Management of the Trust." Kenneth Reid is a Trustee of the Trust and the Chief Executive Officer of the Adviser; Barr M. Rosenberg is a Vice President of the Trust and the Director of Research of the Adviser. Dr. Rosenberg, Dr. Reid and Marlis S. Fritz, the former general partners of REIM, may be deemed to be controlling persons of the Adviser as a result of their interest in AXA Rosenberg Group LLC, the parent of the Adviser.

       ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services (the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. The Trust's principal underwriter is an affiliate of the Administrator. For these services, the Administrator is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Trust.

       The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Funds' operations. For these services, the Fund Accountant is entitled to receive an annual fee of $50,000 for each Fund.

       DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Investor Shares, Class A Shares, Class B Shares and Class C Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.


       Pursuant to Distribution and Shareholder Service Plans (the "Plans") described in the Prospectus, in connection with the distribution of Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Trust, the Distributor receives certain distribution and shareholder service fees from the Trust. Subject to the percentage limitation on the distribution and shareholder service fee set forth in the Prospectus, the distribution and shareholder service fee may be paid in respect of services rendered and expenses borne in the past with respect to Investor Shares, Class A

Shares, Class B Shares and Class C Shares as to which no distribution fee was paid on account of such limitation. The Distributor may pay all or a portion of the distribution and service fees it receives from the Trust to participating and introducing brokers.


       Each of the Plans may be terminated with respect to Investor Shares, Class A Shares, Class B Shares or Class C Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class. Any change in the Plans that would materially increase the cost to Investor Shares, Class A Shares, Class B Shares or Class C Shares requires approval by holders of the relevant class of Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plans may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plans are in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.


       The Distributor's Contract may be terminated with respect to any Fund or Investor Shares, Class A Shares, Class B Shares or Class C Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

       The Plans and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

       If the Plans or the Distributor's Contract are terminated (or not renewed) with respect to one or more classes, they may continue in effect with respect to any class of any Fund as to which they have not been terminated (or have been renewed).

       The Trustees of the Trust believe that each of the Plans will provide benefits to the Trust. The Trustees believe that the Plans will result in greater sales and/or fewer redemptions of Investor Shares, Class A Shares, Class B Shares and Class C Shares, although it is impossible to know for certain the level of sales and redemptions of Investor Shares, Class A Shares, Class B Shares or Class C Shares that would occur in the absence of the Plans or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.


       CUSTODIAL ARRANGEMENTS. Custodial Trust Company, Princeton, NJ 08540, for the AXA Rosenberg Global Market Neutral Fund, and State Street Bank and Trust Company, Boston, Massachusetts 02102, for the AXA Rosenberg Equity Enhanced Index Fund and the AXA Rosenberg International Equity Fund, are the Trust's custodians (each a "Custodian" and, collectively, the "Custodians"). As such, each Custodian holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the relevant Fund. Upon instruction, each Custodian receives and delivers cash and securities of the relevant Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.


       INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are ________________ LLP. _________________ LLP conducts an annual audit of the
Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.

                             PORTFOLIO TRANSACTIONS

       INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Funds and for the other investment advisory clients of the Adviser are made by the Adviser with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Adviser even though it could also have been purchased or sold for other clients at the same time.

       Likewise, a particular security may be purchased on behalf of one or more clients when the Adviser is selling the same security on behalf of one or more other clients. In some instances, therefore, the Adviser, acting for one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or other equitable basis so as to avoid any one account's being preferred over any other account.

       BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of a Fund, the Adviser will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

       Over-the-counter transactions often involve dealers acting for their own account. It is the Adviser's policy to place over-the-counter market orders for a Fund with primary market makers unless better prices or executions are available elsewhere.

       Although the Adviser does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Adviser will receive such services from brokers who are expected to handle a substantial amount of a Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Adviser uses such research in servicing other clients as well as the Trust.

       As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Adviser may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

       The Funds may pay brokerage commissions to Donaldson Lufkin and Jenrette, which may be deemed to be an "affiliate of an affiliate" of the Trust. Securities and Exchange Commission rules require that commissions paid to an affiliate of an affiliate by the Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to such affiliates and will review these procedures periodically.

                            TOTAL RETURN CALCULATIONS

       Each Fund computes its average annual total return separately for its share classes by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

                                n
                        P(1 + T)   = ERV

          Where:

             T    =    Average annual total return
             ERV  =    Ending redeemable value of a hypothetical $1,000
                       investment made at the beginning of a period at the end
                       of such period
             P    =    A hypothetical initial investment of $1,000
             n    =    Number of years

       Each Fund computes its cumulative total return separately for its share classes by determining the cumulative rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

                                 T = ERV-1,000
                                     ---------
                                     1,000

          Where:

             T    =    Cumulative rate of return

             ERV  =    Ending redeemable value of a hypothetical $1,000
                       investment made at the beginning of a period at the end of such period.

       The calculations of average annual total return and cumulative total return assume that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

       Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for each Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return and cumulative return are based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses.

       Average annual total returns are calculated separately for Investor Shares and Institutional Shares. Investor Shares and Institutional Shares are subject to different fees and expenses and may have different performance for the same period.

       PERFORMANCE COMPARISONS. Investors may judge the performance of the Funds by comparing them to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

       From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

       The Trust is a diversified open-end series investment company organized as a Massachusetts business trust. A copy of the Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr Rosenberg Series Trust" from "Rosenberg Series Trust" on August 5, 1996.

       Interests in the Trust's portfolios are currently represented by shares of nine series, the AXA Rosenberg Equity Enhanced Index Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Global Market Neutral Fund, the Barr Rosenberg Market Neutral Fund, Barr Rosenberg Double Alpha Market Fund, Barr Rosenberg Select Sectors Market Neutral Fund, U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.


       Each Fund is further divided into five classes of shares designated as Institutional Shares, Investor Shares, Class A Shares, Class B Shares and Class C Shares. Each class of shares of each Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

       The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

       VOTING RIGHTS. Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

       Each class of shares of each Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of a Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

       There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

       No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

       SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which he is or was a shareholder would be unable to meet its obligations.

       The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, the Adviser has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

       The officers and Trustees of the Trust, as a group, own less than 1% of any class of outstanding shares of the Funds. The officers and Trustees of the Trust, as a group, own more than 1% of the securities of certain classes of outstanding shares of the Trust's other funds. For specific information in this regard, see the prospectus for the Trust's U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series.

                        DETERMINATION OF NET ASSET VALUE

       As indicated in the Prospectus, the net asset value of each Fund share is determined on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are Christmas Day, New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day and Thanksgiving Day.

       Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by comparing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.

                        PURCHASE AND REDEMPTION OF SHARES

       The procedures for purchasing shares of each of the Funds and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of each of the Funds are described in the Prospectus.

       The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts such order. Such orders will be priced at the respective Funds' net asset value per share next determined after such orders are accepted by an authorized broker or the broker's authorized designee.

                                     PART C

                              OTHER INFORMATION --
                  THE AXA ROSENBERG EQUITY ENHANCED INDEX FUND,
                THE AXA ROSENBERG INTERNATIONAL EQUITY FUND, AND
                THE AXA ROSENBERG GLOBAL MARKET NEUTRAL FUND ONLY

ITEM 23.  EXHIBITS.

(a)    (1)    Second Amended and Restated Agreement and Declaration of Trust of
              the Registrant -- incorporated by reference to Post-Effective
              Amendment No. 19 to the Registration Statement filed on July 29,
              1998;

       (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

       (3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

(b) By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;

(c)    Not applicable;

(d)    (1)    Management Contract between the Registrant on behalf of its AXA
              Rosenberg Equity Enhanced Index Fund and AXA Rosenberg Investment
              Management LLC - to be filed by amendment;

       (2) Management Contract between the Registrant on behalf of its AXA Rosenberg International Equity Fund and AXA Rosenberg Investment Management LLC -- to be filed by amendment;

       (3) Management Contract between the Registrant on behalf of its AXA Rosenberg Global Market Neutral Fund and AXA Rosenberg Investment Management LLC -- to be filed by amendment;

(e) Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

(f)    None;

(g)    (1)    Custody Agreement between the Registrant and Custodial Trust
              Company -- incorporated by reference to Post-Effective Amendment
              No. 19 to the Registration Statement filed on July 29, 1998;

       (2) Custody Agreement between the Registrant and State Street Bank and Trust Company - to be filed by amendment;


       (3) Form of Special Custody Account Agreement among the Registrant, Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;

       (4) Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on May 29, 1998;

(h)    (1)    Transfer Agency Agreement between the Registrant and BISYS Fund
              Services, Inc. -- incorporated by reference to Post-Effective
              Amendment No. 15 to the Registration Statement filed on
              July 18, 1997;

       (2) Notification of Expense Limitation by AXA Rosenberg Investment Management LLC to the Funds -- to be filed by amendment;

       (3) Fund Administration Agreement between the Registrant and BISYS Fund Services Limited Partnership -- incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on July 18, 1997;

       (6) Fund Accounting Agreement between the Registrant and BISYS Fund Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on July 18, 1997;

(i)    Opinion of Ropes & Gray - to be filed by amendment;

(j)    Consent of __________________ LLP -- to be filed by amendment;



(k)    None;

(l) Investment letter regarding initial capital -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

(m)    (1)    Amended and Restated Distribution and Shareholder Service Plan for
              Investor shares -- to be filed by amendment;

       (2) Amended and Restated Distribution and Shareholder Service Plan for Class A, Class B and Class C shares - to be filed by amendment;

(n)    Financial Data Schedule for Registrant's fiscal year ended
       March 31, 2000 -- to be filed by amendment;

(o) Further Amended and Restated Multi-Class Plan -- to be filed by amendment;

(p)    (1)    Power of Attorney of Po-Len Hew -- incorporated by reference to
              Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998

       (2) Power of Attorney of Nils H. Hakansson -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998

       (3) Power of Attorney of William F. Sharpe -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998

       (4) Power of Attorney of Dwight M. Jaffee -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999.

ITEM  24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by AXA Rosenberg Investment Management LLC. In addition, the officers of these Funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other Funds since the power residing in the respective boards and officers arises as the result of an official position with the respective Funds.

ITEM  25.     INDEMNIFICATION.

(a)    Indemnification

       Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

       ARTICLE VIII

       Indemnification

              SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or


                                      -28
       its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

              SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if
       (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith,gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

              SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
       Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission ) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

              SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

(b)    Insurance

       The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.

ITEM  26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

       AXA Rosenberg Investment Management LLC (the "Adviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager provides investment advisory services to a substantial number of institutional investors, to the U.S. Small Capitalization Series, the International Small Capitalization Series and the Japan Series (the other series of the Trust), and to the series of Barr Rosenberg Variable Insurance Trust, an open-end management investment company.

       Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Adviser:

 Name and Position with Adviser          Business and Other Connections

Barr M. Rosenberg                        General Partner, Rosenberg Alpha L.P.
 Director of Research                    (formerly RBR Partners (limited
                                         partner of Manager)), 12 El Sueno,
                                         Orinda, California, December 1984 to
                                         present; Chairman of the Board,
                                         Rosenberg Management Company S.A., 2
                                         Place WinstonChurchill, L-1340
                                         Luxembourg, April 1989 to present;
                                         Chairman of the Board, Rosenberg U.S.
                                         Japan Management Company S.A., 2 Place
                                         Winston Churchill, L-1340 Luxembourg,
                                         July 1989 to present. Chairman of the
                                         Board, Rosenberg Global Management
                                         Company, S.A., 2 Place Winston
                                         Churchill, L-1340 Luxemburg, April 1990
                                         to present; Director and Chairman of
                                         the Board, Rosenberg Nomura Asset
                                         Management Company, Ltd., Dai-Ichi
                                         Edobashi Bldg., 1-11-1 Nihonbashi
                                         Chuo-Ku, Tokyo 103, Japan; Chairman of
                                         the Board and Director of Barr
                                         Rosenberg Investment Management, Inc.,
                                         4 Orinda Way, Orinda, California,
                                         February 1990 to present. Chairman,
                                         Barr Rosenberg European Management,
                                         Ltd., 9A Devonshire Square, London EC2M
                                         4LY, United Kingdom, March 1990 to
                                         present. Chairman, AXA Rosenberg Group
                                         LLC, January 1999 to present; Director,
                                         Barr Rosenberg Research Center LLC,
                                         January 1999 to present; Managing
                                         General Partner and Chief Investment
                                         Officer, Rosenberg Institutional Equity
                                         Management, January 1985 to December
                                         1998.

 Kenneth Reid                            Director, Barr Rosenberg Investment
 Chief Executive Officer                 Management, Inc., 4 Orinda Way,
                                         Orinda, California, February 1990 to
                                         present; General Partner and Director
                                         of Research, Rosenberg Institutional
                                         Equity Management, June 1986 to
                                         December 1998.

 William Ricks                           Director of Accounting Research,
 Chief Investment Officer                Portfolio Engineer and Research
                                         Associate, Rosenberg Institutional
                                         Equity Management, 1989 to 1998.

 Cecelia Baron                           Marketing Director, Rosenberg
 Marketing Director                      Institutional Equity Management, 1993
                                         to 1998; Vice president and Manager of
                                         Business Development, Fischer Francis
                                         Trees & Watts, New York, 1985 to 1993.

ITEM  27.     PRINCIPAL UNDERWRITERS:

(a) Barr Rosenberg Funds Distributor, Inc. (the "Distributor") is the principal underwriter of the Trust's Investor shares. The Distributor does not act as principal underwriter, depositor or investment adviser for any other investment company.

(b) Information with respect to the Distributor's directors and officers is as follows:

 Name and Principal         Positions and Offices     Positions and Offices
 Business Address           with Underwriter          with Registrant
 ------------------         ---------------------     ---------------------

 David J. Huber             President                 None

 Lynn J. Mangum             Director, Chairman        None

 Kevin J. Dell              Vice President, Secretary None

 Michael D. Burns           Vice President, Chief     None
                            Financial Officer

 Robert J. McMullan         Vice President, Director, None
                            Treasurer

The business address of all directors and officers of the Distributor is 90 Park Avenue, New York, NY 10016.

(c)    None

ITEM  28.     LOCATION OF ACCOUNTS AND RECORDS.

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

1.        Barr Rosenberg Series Trust
          3435 Stelzer Road
          Columbus, Ohio  43219
          Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
          Rule 31a-2 (a)

2.        AXA Rosenberg Investment Management LLC
          Four Orinda Way
          Building E
          Orinda, CA  94563
          Rule 31a-1 (f)
          Rule 31a-2 (e)

3.        Barr Rosenberg Funds Distributor, Inc.
          90 Park Avenue
          New York, NY 10016
          Rule 31a-1 (d)
          Rule 31a-2 (c)

ITEM  29.     MANAGEMENT SERVICES.

              None.

ITEM  32.     UNDERTAKINGS.

       The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

       A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 15th day of February, 2000.

                           BARR ROSENBERG SERIES TRUST

                           By: KENNETH REID
                           -------------------------
                               Kenneth Reid
                               President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 15th day of February, 2000.

 SIGNATURE                  TITLE                      DATE
 ---------                  -----                      ----

 KENNETH REID               Trustee                    February 15, 2000
 ------------
 Kenneth Reid

 Po-Len Hew*                Treasurer (principal       February 15, 2000
 ----------                 financial and accounting
 Po-Len Hew                 officer)

 William F. Sharpe*         Trustee                    February 15, 2000
 -----------------
 William F. Sharpe

 Nils H. Hakansson*         Trustee                    February 15, 2000
 -----------------
 Nils H. Hakansson

 Dwight M. Jaffee*          Trustee                    February 15, 2000
 ----------------
 Dwight M. Jaffee

*By: KENNETH REID
     ------------
     Kenneth Reid
     Attorney-in-Fact

Date: February 15, 2000